Offsets	Jun. 25, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-3
File Number	333-270327
Initial Filing Date	Apr. 25, 2025
Fee Offset Claimed	$ 174,380.90
Explanation for Claimed Amount	On April 25, 2025, a prospectus supplement was filed under Rule 424(b)(8) for "Floating Rate Senior Notes due 2029" and included thereto an attached fee table as Exhibit 107. That fee table incorrectly showed $261,572 of fees due in connection with "4.113% Fixed Rate / Floating Rate Senior Notes due 2036." This prospectus supplement, also filed under Rule 424(b)(8), includes an updated fee table attached hereto as Exhibit 107 which shows the correct calculation of fees due for the "Floating Rate Senior Notes due 2029." This fee table will result in a fee offset of $87,191.10 to be claimed against future payments due to the Securities and Exchange Commission. This prospectus supplement is being filed only for explanatory purposes under Rule 424(b)(8) and therefore no fees are due in connection herewith.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Citigroup Inc
Form or Filing Type	S-3
File Number	333-270327
Filing Date	Apr. 25, 2025
Fee Paid with Fee Offset Source	$ 174,380.90